Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2022	Mar. 31, 2021
Offsetting Liabilities [Line Items]
Repurchase agreements	[1]	¥ 32,061	¥ 34,154
Securities lending transactions	[1]	1,734	1,781
Total	[1]	33,795	35,935
Overnight and open [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements	[2]	12,266	13,837
Securities lending transactions	[2]	992	872
Total	[1],[2]	13,258	14,709
Up to 30 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		15,454	16,452
Securities lending transactions		242	351
Total	[1]	15,696	16,803
30 - 90 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		2,220	1,991
Securities lending transactions		200	291
Total	[1]	2,420	2,282
90 days - 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,611	1,590
Securities lending transactions		277	266
Total	[1]	1,888	1,856
Greater than 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		510	284
Securities lending transactions		23	1
Total	[1]	¥ 533	¥ 285

[1]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[2]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.